Annual Total Returns- Janus Henderson Global Allocation Fund - Conservative (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Allocation Fund - Conservative - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.51%	10.89%	10.78%	4.14%	(2.23%)	2.40%	12.87%	(5.06%)	12.08%	14.14%